Financial instruments and risk management - Disclosure of the carrying amounts of financial assets and liabilities (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	SFr 5,473,247	SFr 15,053,209
Financial liabilities	5,237,942	17,559,598
Trade and other payables | At amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,836,335	1,200,820
Accrued expenses | At amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,290,879	4,395,609
Loan | At amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,435,400	10,126,406
Derivative financial instruments | At fair value through profit and loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	675,328	1,836,763
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,393,207	14,973,369
Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	SFr 80,040	SFr 79,840